Common Stock and Warrants (Details)																12 Months Ended
	Jul. 09, 2026 shares	Jun. 30, 2026 USD ($) shares	Jun. 29, 2026 USD ($) shares	Jun. 26, 2026 USD ($) shares	Jun. 25, 2026 USD ($) shares	Jun. 16, 2026 USD ($) shares	Jun. 05, 2026 USD ($) shares	Nov. 20, 2025 USD ($) shares	Oct. 17, 2025 USD ($) shares	Aug. 18, 2025 USD ($) shares	Apr. 01, 2025 USD ($) shares	Oct. 15, 2024 USD ($)	Sep. 26, 2024	Aug. 09, 2024 USD ($) shares	Jul. 02, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024	Sep. 27, 2024 $ / shares shares	Jun. 12, 2024 shares	Sep. 24, 2021 shares
Common Stock and Warrants [Line Items]
Gross proceeds | $																	$ 5,939,133	$ 8,061,286
CEO [Member]
Common Stock and Warrants [Line Items]
Issuance of shares									32,079	33,312						174,108
Salary payable | $									$ 65,443	$ 64,957						$ 135,476
Board Members [Member]
Common Stock and Warrants [Line Items]
Granted shares																					10,000
Officers [Member]
Common Stock and Warrants [Line Items]
Stock compensation expense | $																774,450	881,250	889,128
Independent Directors [Member]
Common Stock and Warrants [Line Items]
Stock compensation expense | $																15,600	$ 15,000	$ 18,000
2018 Equity Incentive Plan [Member] | Board Members [Member]
Common Stock and Warrants [Line Items]
Granted shares																						667
Common Stock [Member] | CEO [Member]
Common Stock and Warrants [Line Items]
Granted shares																					15,000
Common Stock [Member] | 2018 Equity Incentive Plan [Member] | CEO [Member]
Common Stock and Warrants [Line Items]
Granted shares																						1,000
Subsequent Event [Member] | CEO [Member]
Common Stock and Warrants [Line Items]
Issuance of shares	174,108
Third-Party Professionals and Consultants [Member]
Common Stock and Warrants [Line Items]
Stock compensation expense | $																$ 606,673
Fair value of shares																423,253
Third-Party Professionals and Consultants [Member] | Common Stock [Member] | 2018 Equity Incentive Plan [Member]
Common Stock and Warrants [Line Items]
issued shares																423,253
Mr. Fu Liu [Member]
Common Stock and Warrants [Line Items]
Historical cost of intangible assets | $																$ 0
Securities Purchase Agreement [Member] | Common Stock [Member]
Common Stock and Warrants [Line Items]
Issuance of shares															179,400
Price per share | $ / shares															$ 3.25
Securities Purchase Agreement [Member] | Common Stock [Member] | Pre-Funded Warrants [Member]
Common Stock and Warrants [Line Items]
Price per share | $ / shares															$ 3.24
Pre-funded warrants															512,908
Exercise price | $ / shares															$ 0.01
Placement Agency Agreement [Member]
Common Stock and Warrants [Line Items]
Percentage of placement agent cash fee															6.50%
Placement Agency Agreement [Member] | Placement Agent [Member]
Common Stock and Warrants [Line Items]
Expenses of legal counsel | $															$ 75,000
Subscription Agreements [Member] | Investor [Member]
Common Stock and Warrants [Line Items]
Number of investors																			3
Gross proceeds | $												$ 4,000,000
Purchase days													15 days
Subscription Agreements [Member] | Investor [Member] | Common Stock [Member]
Common Stock and Warrants [Line Items]
Purchase of common stock																				1,932,224
Purchase price per share | $ / shares																				$ 2.06
Intellectual Property Purchase Agreement [Member] | Ms. Zhixin Liu [Member]
Common Stock and Warrants [Line Items]
Purchase price | $								$ 1,112,676						$ 837,743
Restricted shares for the purchase								842,936						398,925
Intellectual Property Purchase Agreement [Member] | Mr. Fu Liu [Member]
Common Stock and Warrants [Line Items]
Purchase price | $								$ 704,225			$ 834,852			$ 837,743
Restricted shares for the purchase								533,504			369,403			398,925
Intellectual Property Purchase Agreement [Member] | Tianjin Qianli Culture [Member]
Common Stock and Warrants [Line Items]
Purchase price | $							$ 979,642
Intellectual Property Purchase Agreement [Member] | Tianjin Qianli Culture [Member] | Common Stock [Member]
Common Stock and Warrants [Line Items]
Issuance of shares							1,122,156
Intellectual Property Purchase Agreement [Member] | Ms. Sijia Zhou [Member]
Common Stock and Warrants [Line Items]
Purchase price | $						$ 564,024
Shares for the purchase						742,137
Intellectual Property Purchase Agreement [Member] | Ms. Zhijing Yu [Member]
Common Stock and Warrants [Line Items]
Purchase price | $					$ 485,293
Shares for the purchase					606,617
Intellectual Property Purchase Agreement [Member] | Ms. Zhiying Liu [Member]
Common Stock and Warrants [Line Items]
Purchase price | $				$ 362,316
Shares for the purchase				496,323
Intellectual Property Purchase Agreement [Member] | Mr. Gongming He [Member]
Common Stock and Warrants [Line Items]
Purchase price | $				$ 580,588
Shares for the purchase				772,058
Intellectual Property Purchase Agreement [Member] | Mr. Hui Wang [Member]
Common Stock and Warrants [Line Items]
Purchase price | $			$ 647,850
Shares for the purchase			867,269
Intellectual Property Purchase Agreement [Member] | Ms. Jing Liu [Member]
Common Stock and Warrants [Line Items]
Purchase price | $			$ 439,516
Shares for the purchase			584,464
Intellectual Property Purchase Agreement [Member] | Mr. Zhijun Yu [Member]
Common Stock and Warrants [Line Items]
Purchase price | $		$ 466,875
Shares for the purchase		625,000
Class A Common Stock [Member] | Common Stock [Member]
Common Stock and Warrants [Line Items]
Issuance of shares																	692,308	685,940
issued shares																65,391	84,744	102,144
Class A Common Stock [Member] | Mr. Fu Liu [Member]
Common Stock and Warrants [Line Items]
Percentage of common stock																21.80%